Note 6 - Leases (Detail)	0 Months Ended	1 Months Ended	4 Months Ended				12 Months Ended					3 Months Ended			15 Months Ended	4 Months Ended		8 Months Ended		12 Months Ended							4 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	9 Months Ended
	Oct. 15, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Bareboat Charter [Member]	Dec. 31, 2012 M/T Delos [Member] USD ($)	Dec. 31, 2011 M/T Delos [Member] USD ($)	Dec. 31, 2010 M/T Delos [Member] USD ($)	Dec. 31, 2011 M/T Delos [Member] USD ($)	Dec. 31, 2010 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2010 London Space [Member] Top Tankers U.K. Limited [Member] GBP (£)	Dec. 31, 2007 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2007 London Space [Member] Top Tankers U.K. Limited [Member] GBP (£)	Dec. 31, 2012 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2011 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2010 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2012 London Space [Member] USD ($)	Dec. 31, 2011 London Space [Member] USD ($)	Dec. 31, 2011 London Space [Member] GBP (£)	Dec. 31, 2010 London Space [Member] USD ($)	Dec. 31, 2011 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2011 Monaco [Member] Central Shipping Monaco [Member] EUR (€)	Dec. 31, 2012 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2011 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2010 Charter Hire Rate [Member] Reduced Hire Rate [Member] USD ($)	Jan. 26, 2011 Charter Hire Rate [Member] USD ($)	Dec. 31, 2010 Charter Hire Rate [Member] USD ($)	Dec. 31, 2011 Minimum [Member]
Lump Sum Payment														$ 480,000
Charter Period														5 years
Operating Leases, Rent Expense			127,000	531,000						1,653,000		0		480,000	2,380,000	19,000	12,000		20,000	14,000	19,000	27,000
Lease Termination Expenses	5,750,000												5,750,000
Early Termination Fee Balance			5,306,000				5,306,000
Operating Leases, Rent Expense, Minimum Rentals (in Euro)		55,000		10,000	8,000	41,000		2,500																42,000	26,000		7,000	5,000
Operating Leases, Rent Expense, Minimum Rentals		55,000		10,000	8,000	41,000		2,500																42,000	26,000		7,000	5,000
Monthly Operating Lease Payment							3,300
Operating Lease Inflation Increase Percentage							1.00%	1.00%
Operating Lease Payment																		32,000
Other General and Administrative Expense																							247,000	498,000		487,000			87,000	23,000
Number of Charterers											7
Charter Rate Per Day									$ 9,000																						$ 10,000	$ 9,092	$ 14,300
Charter Option Term										1 year																								7 years
Number of Successive Options										3